Other comprehensive income (loss) (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
	Changes in Accumulated Other Comprehensive Loss by Component [1]
		Years ended December 31,
(In thousands)		2014	2013	2012
Foreign currency translation	Beginning Balance	$(36,099)	$(31,277)	$(28,829)
	Other comprehensive gain (loss) before
	reclassifications	(4,451)	(4,822)	(2,448)
	Amounts reclassified from accumulated other
	comprehensive gain (loss)	7,718	-	-
	Net change	3,267	(4,822)	(2,448)
	Ending balance	$(32,832)	$(36,099)	$(31,277)
Adjustment of pension and
postretirement benefit plans	Beginning Balance	$(104,302)	$(225,846)	$(216,058)
	Other comprehensive (loss) income before
	reclassifications	(98,015)	104,272	(27,699)
	Amounts reclassified from accumulated other
	comprehensive (loss) income for amortization
	of net losses	(5,188)	17,272	18,051
	Amounts reclassified from accumulated other
	comprehensive (loss) income for amortization
	of prior service cost	2,318	-	(140)
	Net change	(100,885)	121,544	(9,788)
	Ending balance	$(205,187)	$(104,302)	$(225,846)
Unrealized net holding gains
(losses) on investments	Beginning Balance	$(48,344)	$154,568	$203,078
	Other comprehensive gain (loss) before
	reclassifications	55,987	(201,119)	(50,204)
	Amounts reclassified from accumulated other
	comprehensive income	822	(1,793)	1,694
	Net change	56,809	(202,912)	(48,510)
	Ending balance	$8,465	$(48,344)	$154,568
Unrealized net gains (losses)
on cash flow hedges	Beginning Balance	$-	$(313)	$(739)
	Other comprehensive (loss) income before
	reclassifications	(4,034)	1,436	(9,457)
	Amounts reclassified from other accumulated other
	comprehensive (loss) income	3,716	(1,123)	9,883
	Net change	(318)	313	426
	Ending balance	$(318)	$-	$(313)
	Total	$(229,872)	$(188,745)	$(102,868)
[1] All amounts presented are net of tax.

Reclassification Out Of Accumulated Other Comprehensive Income [Table Text Block]
	Reclassifications Out of Accumulated Other Comprehensive Loss
	Affected Line Item in the	Years ended December 31,
(In thousands)	Consolidated Statements of Operations	2014	2013	2012
Foreign currency translation
Cumulative translation adjustment
reclassified into earnings	Other operating income	$(7,718)	$-	$-
	Total before tax	(7,718)	-	-
	Income tax (expense) benefit	-	-	-
	Total net of tax	$(7,718)	$-	$-

Adjustment of pension and postretirement benefit plans
Amortization of net losses	Personnel costs	$8,505	$(24,674)	$(25,159)
Amortization of prior service cost	Personnel costs	(3,800)	-	200
	Total before tax	4,705	(24,674)	(24,959)
	Income tax benefit	(1,835)	7,402	7,048
	Total net of tax	$2,870	$(17,272)	$(17,911)
Unrealized holding gains on investments
Realized gain (loss) on sale of securities	Net gain (loss) on sale and valuation adjustments
	of investment securities	$(870)	$2,110	$(1,707)
	Total before tax	(870)	2,110	(1,707)
	Income tax benefit (expense)	48	(317)	13
	Total net of tax	$(822)	$1,793	$(1,694)
Unrealized net losses on cash flow hedges
Forward contracts	Mortgage banking activities	$(6,091)	$1,839	$(14,119)
	Total before tax	(6,091)	1,839	(14,119)
	Income tax benefit (expense)	2,375	(716)	4,236
	Total net of tax	$(3,716)	$1,123	$(9,883)
	Total reclassification adjustments, net of tax	$(9,386)	$(14,356)	$(29,488)